UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.	20 N.Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

J. Michael Landis.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

COMMON STOCKS - (32.24%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (4.33%)
126,500	(a)	AMERCO	$ 5,825,856	$ 8,853,735
422,200	(a)	Amerigon, Inc.	2,209,885	5,256,390
100,000	(a)	Rural/Metro Corp.	140,117	755,000
22,600		Titan International, Inc.	303,604	572,458
3,810	(a)	UAL Corp.	146,868	145,428
			8,626,330	15,583,011

	Business Services (0.90%)
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,247,000
358,200	(a)	OpenTV Corp. - Class A	1,016,594	877,590
706,000	(a)	Sequiam Corp.	308,091	105,900
			2,843,272	3,230,490

	Consumer Products (0.16%)
18,493	(a)	Silicon Graphics, Inc.	1,129,650	557,379

	Consumer Products (1.15%)
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	4,147,746

	Electronic Security Devices (0.50%)
810,906	(a)	Alanco Technologies, Inc.	1,567,560	1,816,429

	Energy/Energy Services (9.14%)
265,080	(a)	Arena Resources, Inc.	2,319,064	13,285,810
216,500	(a)	ATP Oil & Gas Corp.	8,734,140	8,140,400
169,924	(a)	Double Eagle Petroleum Co.	3,484,794	3,060,331
438,275	(a)	Exploration Co. of Delaware, Inc.	5,218,523	4,755,284
140,000	(a)	Hercules Offshore, Inc.	3,783,314	3,676,400
			23,539,835	32,918,225

	Health Services (4.08%)
330,100	(a)	America Service Group, Inc.	4,535,070	5,502,767
100,000	(a)	CV Therapeutics, Inc.	2,688,088	787,000
533,929	(a)	EDAP TMS S.A. (ADR)	4,621,139	3,454,521
182,300	(a)	Health Grades, Inc.	156,028	1,144,844
3,087,217	(a)	NexMed, Inc.	3,325,346	3,797,277
			15,325,671	14,686,409

	Hazardous Waste Disposal (0.94%)
176,400		American Ecology Corp.	3,288,078	3,388,644

	Manufacturing (1.77%)
1,731,500	(a)	AirBoss of America Corp. (Canadian)	5,706,705	6,378,673

	Mineral Exploration (2.12%)
4,062,100	(a)	Admiral Bay Resources, Inc.	3,281,235	2,356,018
142,223	(a)	Edge Petroleum Corp.	2,897,642	1,780,632
196,160	(a)	Kinross Gold Corp.	1,178,917	2,705,046
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	807,043
			7,705,349	7,648,739

	Pharmaceutical/Drug Delivery (2.63%)
265,585	(a)	Elan Corp., plc (ADR)	2,260,007	3,529,625
120,000	(a)	Epix Pharmaceuticals, Inc.	1,032,764	804,000
20,000		Merck & Co., Inc.	609,482	883,400
100,000		Pfizer, Inc.	2,597,679	2,526,000
220,025	(a)	QLT, Inc.	2,418,132	1,722,796
			8,918,064	9,465,821

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2007
(Unaudited)

COMMON STOCKS - (32.24%) - continued
No. of Shares	Issue	Cost	Market Value
	Property-Casualty Insurance (2.59%)
908,311	(a) Gainsco, Inc.	$ 4,979,696	$ 6,040,268
60,000	RLI Corp.	2,767,668	3,295,800
		7,747,364	9,336,068

	Telecommunications (1.93%)
632,679	(a) iBasis, Inc.	3,338,006	6,953,142

	Total Common Stocks	91,338,041	116,110,776

CONVERTIBLE PREFERRED STOCK (0.14%)
	Power Producers (0.14%)
10,000	AES Trust III 6.75%	331,030	505,000
	Total Convertible Preferred Stocks	331,030	505,000

BONDS (39.24%)
Principal	Issue
	U.S. Government (7.46%)
$ 24,000,000	U.S. Treasury "Strips", 0.00% due 8-15-2028	7,925,544	8,406,240
40,000,000	U.S. Treasury "Strips", 0.00% due 8-15-2029	13,922,598	13,426,840
20,000,000	U.S. Treasury "Strips", 0.00% due 2-15-2036	5,350,204	5,014,180
		27,198,346	26,847,260

	Municipal (0.04%)
1,000,000	(a) Indianapolis Airport Authority 6.50% due 11-15-2031	170,891	150,000

	Corporate (2.36%)
2,000,000	(b)	Calpine Canada Energy Finance ULC 8.50% due 5-01-2008	1,533,043	2,215,000
2,700,000	(b)	Calpine Corp. 8.50% due 2-15-2011	1,786,125	2,956,500
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,826,750	2,302,875
1,029,000		Danka Business Systems Plc. 10.00% due 4-1-2008	992,722	1,031,573
	Total Corporate Bonds		6,138,640	8,505,948

	Corporate Convertibles (29.38%)
7,860,000		Antigenics, Inc. 5.25% due 2-1-2025	4,693,374	5,138,475
8,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	9,281,116	6,450,000
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,642,840	977,500
2,639,000	(d)	C&D Technologies, Inc. 5.25% due 11-1-2025	2,268,893	2,497,154
200,000	(c)	Calpine Corp. 4.75% due 11-15-2023	162,000	213,000
4,400,000		Cell Genesys, Inc. 3.125% due 11-1-2011	3,447,325	3,619,000
3,843,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	2,993,664	3,103,223
1,000,000	(d)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	896,250
7,500,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	5,643,530	5,587,500
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	3,560,273	3,458,125
1,800,000		Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,450,077	1,800,000
2,000,000		Covad Communications Group, Inc. 3.00% due 3-15-2024	1,442,921	1,750,000
5,800,000		Curagen Corp. 4.00% due 2-15-2011	4,513,252	4,661,750
5,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	4,880,844	3,987,500
2,000,000		CV Therapeutics , Inc. 3.25% due 8-16-2013	1,984,067	1,502,500
8,140,000		deCODE genetics, Inc. 3.50% due 4-15-2011	6,303,315	5,616,600
1,200,000		Durect Corp. 6.25% due 6-15-2008	932,375	1,644,000
5,000,000		Encysive Pharmaceuticals 2.50% due 3-15-2012	3,766,105	3,412,500
5,000,000		Endeavor International Corp. 6.00% due 1-15-2012	4,674,421	4,450,000
5,500,000		Epix Medical, Inc. 3.00% due 6-15-2024	3,990,055	4,709,375
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,652,704	2,764,125
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2008	1,771,386	2,527,500
4,000,000		Isis Pharmaceuticals, Inc. 5.50% due 5-1-2009	3,430,906	4,035,000
3,000,000	(d)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,836,478	2,883,750
1,000,000	(b)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	30,000
2,466,638	(b)	Kellstrom Industries, Inc. 5.50% due 6/15/2003	143,750	73,999
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	786,750	1,447,500
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,522,235	2,571,750
1,500,000		NPS Pharmaceuticals, Inc. 3.00% 6-15-2008	1,339,578	1,385,625
8,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	6,737,327	6,415,822
658,000		PMA Capital Corp. 6.50% due 9-30-2022	648,838	750,120
940,000		Spacehab, Inc. 8.00% due 10-15-2007	902,071	878,900
4,509,000		Spacehab, Inc. 5.50% due 10-15-2010	4,035,178	3,190,117
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,522,897	5,587,750
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,452,500	1,987,500
3,600,000	(d)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	3,600,000	3,807,000
	Total Corporate Convertibles		106,066,795	105,810,910

	Total Bonds		139,574,672	141,314,118

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2007
(Unaudited)

Money Market (27.80%)
No. of Shares	Issue	Cost	Market Value
100,122,124 (e)	Fidelity Prime Fund Capital Resources, 4.46%	$100,122,124	$ 100,122,124
	Total Money Market	100,122,124	100,122,124

Warrants (0.04%)

468,000	Vion Pharmaceuticals, Inc.	-	154,440
	Total Money Market	-	154,440

	Total Investments (99.46%)	$ 331,365,867	$ 358,206,458

	Cash and other assets less liabilities (0.54%)		1,954,299

	TOTAL NET ASSETS (100.00%)		$ 360,160,757

(a)	Non-cash income producing security.
(b)	In default.
(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.
(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(e)	Variable rate securities; the money market rate shown represents the rate at March 31, 2007.

Tax Related
Gross unrealized appreciation			$ 43,983,512
Gross unrealized depreciation			(17,142,921)
Net unrealized appreciation			$ 26,840,591

Aggregate cost of securities for income tax purposes			$ 331,365,867

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of March 20, 2007 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc._______________

By

____/s/ Robert B. Bruce_________

Robert B. Bruce, President

Date_____5/15/07_____________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce_
Robert B. Bruce, President

Date	___5/15/07_______________

By	__/s/ R. Jeffery Bruce________

R. Jeffery Bruce, Principal Accounting Officer

Date	5/15/07